Short-term Debt and Related Parties Debt (Details Narrative) - USD ($)	1 Months Ended							6 Months Ended	12 Months Ended
	Jul. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Sep. 30, 2017	Apr. 30, 2017	May 31, 2016	Apr. 30, 2016	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2018	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	May 31, 2015	Apr. 30, 2015
Convertible promissory notes									$ 181,500
Short term convertible notes payable										$ 181,500
Short term convertible payable - related parties								140,000	$ 251,725	140,000
Debt instrument maturity date									May 31, 2019
Subsequent Event [Member]
Debt instrument conversion shares		423,966
Convertible Promissory Note [Member]
Convertible promissory notes		$ 181,500			$ 165,000	$ 200,000	$ 200,000							$ 200,000	$ 200,000
Conversion price per share		$ 0.50			$ 0.85									$ 1.50	$ 1.50
Principal and accrued interest		$ 211,983
Debt instrument conversion shares		423,966
Short term convertible notes payable								0	$ 0	181,500
Debt discount unamortized								$ 0	0	0				$ 53,546	$ 53,546
Interest rate														10.00%	10.00%
Debt instrument maturity date					May 31, 2019	May 31, 2017	May 31, 2017
Related Party Convertible Promissory Note [Member]
Short term convertible notes payable									251,725
Debt discount unamortized									$ 0	$ 65,390
Interest rate			10.00%	10.00%	10.00%
Debt instrument maturity date			Jul. 31, 2019	Feb. 28, 2018	Apr. 30, 2018
Related Party Convertible Promissory Note [Member] | Mr. Shilpa Patel [Member]
Conversion price per share								$ 1.50					$ 1.50
Short term convertible payable - related parties								$ 40,000
Interest rate								10.00%					10.00%
Debt instrument maturity date								Aug. 08, 2019
Related Party Convertible Promissory Note [Member] | Mr. Nitel Patel [Member]
Conversion price per share								$ 0.62			$ 0.62	$ 0.62
Short term convertible payable - related parties								$ 100,000
Interest rate								10.00%			10.00%	10.00%
Debt instrument maturity date								Jul. 07, 2019
Related Party Convertible Promissory Note [Member] | Mr. Nitel Patel [Member] | Subsequent Event [Member] | Extended Maturity [Member]
Debt instrument maturity date	Oct. 15, 2019